Long-term Debt (Details) $ in Thousands	6 Months Ended
	Jul. 07, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 27, 2017 USD ($)	Jun. 30, 2016 USD ($)	Aug. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Long-term debt [Line Items]
Cash and cash equivalents		$ 226,882		$ 140,555		$ 181,758	$ 208,056
Weighted average interest rate		4.58%		4.00%
Loan reference interest rate		LIBOR
Write off of unamortized deferred financing fees		$ 358		$ 1,801
ABN Amro Bank $30,844 Facility
Long-term debt [Line Items]
Issuance date		Jun. 23, 2017
Face amount		$ 30,844
Number of loan tranches		2
ABN Amro Bank $30,844 Facility | Tranche A
Long-term debt [Line Items]
Face amount		$ 16,000
Proceeds from issuance of debt			$ 16,000
Number of vessels financed		2
Vessels provided as security		Tranche A is secured by Star Charis and Star Suzanna
Maturity date		Jun. 30, 2022
Number of installments		20
Frequency of payments		quarterly
Date of first required payment		Sep. 30, 2017
Balloon installment		$ 6,240
ABN Amro Bank $30,844 Facility | Tranche A - First 4 installments
Long-term debt [Line Items]
Number of installments		4
Repayment installment		$ 1,000
ABN Amro Bank $30,844 Facility | Tranche A - Last 16 installments
Long-term debt [Line Items]
Number of installments		16
Repayment installment		$ 360
ABN Amro Bank $30,844 Facility | Tranche B
Long-term debt [Line Items]
Face amount		$ 14,844
Proceeds from issuance of debt	$ 14,844
Vessels provided as security		Tranche B is secured by Star Angelina and Star Gwyneth
Maturity date		Jun. 30, 2022
Number of installments		17
Frequency of payments		quarterly
Repayment installment		$ 640
Date of first required payment		Jul. 30, 2018
Balloon installment		$ 3,964
Restructuring Letter Agreements
Long-term debt [Line Items]
Prepayment amount					$ 3,635
Percentage of the equity used for the acquisition of vessels					20.00%
Star Charis
Long-term debt [Line Items]
DWT		81,711
Delivery date		March 22, 2017
Star Suzanna
Long-term debt [Line Items]
DWT		81,711
Delivery date		May 15, 2017
Diva
Long-term debt [Line Items]
DWT		56,582
Delivery date		July 24, 2017
Two newbuilding contracts
Long-term debt [Line Items]
Number of newbuilding contracts terminated				2
Not legally restricted
Long-term debt [Line Items]
Cash and cash equivalents		$ 52,162				47,566
Legally restricted
Long-term debt [Line Items]
Restricted cash		$ 20,540				14,004
2019 Notes
Long-term debt [Line Items]
Maturity date		Nov. 30, 2019
Unamortized deferred finance fees		$ 1,028				$ 1,243
First-priority mortgage
Long-term debt [Line Items]
Number of vessels		62
Amount of vessels pledged as collateral		$ 1,465,411
Cross collateral, Bareboat vessels
Long-term debt [Line Items]
Capital leased assets, Number of vessels		8
Capital leased assets, Net book value		$ 331,248